Share-Based Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2026
Share-Based Compensation Plans [Abstract]
Schedule of Number of Time Vesting Stock Options Outstanding and their Weighted Average Exercise Price

The changes in number of time vesting stock options outstanding and their weighted average exercise price under the Omnibus Plan and Historic Plan have been summarized below:

	Historic Plan		Omnibus Plan
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding, January 1, 2026	49,526	$71.33	699,159	$13.28
Exercised	—	$—	(105,293)	$12.67
Outstanding, September 30, 2026	49,526	$71.33	593,866	$13.38

Schedule of Movement in Share Units

The movement in share units under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, January 1, 2026	707,466	530,056	232,161
Granted	153,418	105,173	20,670
Settled	(408,289)	(224,822)	(40,664)
Forfeited	(18,254)	(4,880)	—
Outstanding, September 30, 2026	434,341	405,527	212,167